Segmented information - Company Segment (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)
Disclosure of operating segments [line items]
Number of reportable segments | segment	4
Total revenue	$ 169,021	$ 145,182
Total expenses	118,730	120,103
Income (loss) before income taxes	50,291	25,079
Adjusted base EBITDA	71,887	71,002
Reportable segments | Exchange listed products
Disclosure of operating segments [line items]
Total revenue	103,301	76,819
Total expenses	29,306	27,221
Income (loss) before income taxes	73,995	49,598
Adjusted base EBITDA	62,303	56,948
Reportable segments | Managed equities
Disclosure of operating segments [line items]
Total revenue	30,180	29,710
Total expenses	26,222	25,634
Income (loss) before income taxes	3,958	4,076
Adjusted base EBITDA	7,756	9,932
Reportable segments | Private strategies
Disclosure of operating segments [line items]
Total revenue	28,183	16,984
Total expenses	15,604	12,400
Income (loss) before income taxes	12,579	4,584
Adjusted base EBITDA	12,361	9,207
Reportable segments | Corporate
Disclosure of operating segments [line items]
Total revenue	(198)	(3,288)
Total expenses	33,776	31,246
Income (loss) before income taxes	(33,974)	(34,534)
Adjusted base EBITDA	(11,047)	(10,518)
Consolidation, elimination and all other segments | Consolidation, elimination and all other segments
Disclosure of operating segments [line items]
Total revenue	7,555	24,957
Total expenses	13,822	23,602
Income (loss) before income taxes	(6,267)	1,355
Adjusted base EBITDA	$ 514	$ 5,433